FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 54,094
Financial liabilities at end of period	47,413	$ 54,094
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	284	589
Fair value change recorded in net income	(151)	(62)
Fair value change recorded in other comprehensive income	(1)	(21)
Additions	12	25
Disposals/settlements	(117)	(262)
Foreign currency translation and other	(2)	15
Financial liabilities at end of period	$ 25	$ 284